Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Summary of Activity in Restructuring Accounts
A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2012 is as follows:

(in millions of dollars)	Balance at December 31, 2011	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2012
Employee termination costs	$0.3	$24.0	$(9.2)	$0.1	$15.2
Termination of lease agreements	0.7	(0.1)	(0.4)	—	0.2
Other	—	0.1	(0.1)	—	—
Sub-total	1.0	24.0	(9.7)	0.1	15.4
Asset impairments/net loss on disposal of assets resulting from restructuring activities	0.2	0.3	(0.3)	(0.2)	—
Total restructuring liability	$1.2	$24.3	$(10.0)	$(0.1)	$15.4
A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2011 is as follows:

(in millions of dollars)	Balance at December 31, 2010	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2011
Employee termination costs	$2.2	$(0.6)	$(1.4)	$0.1	$0.3
Termination of lease agreements	3.0	(0.5)	(1.9)	0.1	0.7
Sub-total	5.2	(1.1)	(3.3)	0.2	1.0
Asset impairments/net loss on disposal of assets resulting from restructuring activities	—	0.4	(0.1)	(0.1)	0.2
Total restructuring liability	$5.2	$(0.7)	$(3.4)	$0.1	$1.2

A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2010 is as follows:

(in millions of dollars)	Balance at December 31, 2009	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2010
Employee termination costs	$8.0	$(1.5)	$(3.9)	$(0.4)	$2.2
Termination of lease agreements	4.4	0.2	(1.5)	(0.1)	3.0
Sub-total	12.4	(1.3)	(5.4)	(0.5)	5.2
Asset impairments/net loss on disposal of assets resulting from restructuring activities	—	0.8	—	(0.8)	—
Total restructuring liability	$12.4	$(0.5)	$(5.4)	$(1.3)	$5.2

Schedule of Rationalization Reserve
A summary of the activity in the rationalization charges and a reconciliation of the liability for the year ended December 31, 2011 is as follows:

(in millions of dollars)	Balance at December 31, 2010	Provision	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2011
Employee termination costs	$—	$4.5	$(4.2)	$0.1	$0.4